[Logo of Pacific Life]

Diane N. Ledger, CLU
Vice President
Variable Regulatory Compliance
Law Department
(949) 219-3743 Telephone
(949) 219-6952 Facsimile
dledger@pacificlife.com

December 23, 2002

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Pacific Select Variable Annuity Separate Account File No. 811-05980 of Pacific Life Insurance Company
Pacific Select Variable Annuity individual flexible premium deferred variable annuity contract
File No. 033-32704

Dear Sir or Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933 (“1933 Act”), as amended, we hereby certify on behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Variable Annuity Separate Account (“Separate Account”) of Pacific Life, that the form of supplement for Pacific Select Variable Annuity individual flexible premium deferred variable annuity contract (File No. 033-32704) that would have been filed under Rule 497 (c) does not differ from that contained in the Separate Account’s Post Effective Amendment No. 21 on form N-4 which was filed electronically with the Commission on December 18, 2002.

Very truly yours,

Diane N. Ledger